LEGG MASON PARTNERS INCOME TRUST

NOVEMBER 12, 2010

SUPPLEMENT TO SUMMARY PROSPECTUS OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO DATED JUNE 28, 2010

SUPPLEMENT TO PROSPECTUS OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO DATED JUNE 28, 2010

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO DATED JUNE 28, 2010

The Summary Prospectus, Prospectus and Statement of Additional Information of the fund are hereby amended as follows:

The ticker symbol for Class FI shares of Western Asset Emerging Markets Debt Portfolio is LMWDX.

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated June 28, 2010, as supplemented on November 9, 2010 and November 12, 2010, and as may be amended or further supplemented, the fund’s statement of additional information, dated June 28, 2010, as supplemented on November 12, 2010, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated February 28, 2010, are incorporated by reference into this Summary Prospectus.

WASX013028